FAIR VALUE MEASUREMENTS (Details 1) (Fair Value, Inputs, Level 3 [Member], USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2013
Balance at January 1, 2013	$ (115)
Adjustment due to time change value	141
Balance at September 30, 2013	(662)
Natural Speech Communication Limited (NSC) [Member]
Repayment of NSC's contingent consideration	120
Mail Vision Affiliated Company (MV) [Member]
Liabilities incurred in relation to the APA with Mailvision	$ (808)